BLACKROCK BOND ALLOCATION TARGET SHARES
Series N Portfolio
(the “Fund”)

SUPPLEMENT DATED FEBRUARY 6, 2009
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Effective February 6, 2009, the Fund’s prospectus is amended as set forth below.

The following sentence is added to the cover page of the prospectus:

This Prospectus offers only shares of BATS: Series N Portfolio. No other series of BATS shares are offered through this Prospectus.

The sections “BATS: Series S Portfolio”, “BATS: Series C Portfolio”, “BATS: Series M Portfolio” and “BATS: Series P Portfolio” are deleted from the prospectus.

All other references to BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio are removed from the prospectus.

Effective February 6, the Fund’s Statement of Additional Information is amended as set forth below.

The following sentence is added to the cover page of the Statement of Additional Information:

This Statement of Additional Information applies only to BATS: Series N Portfolio and not to any other series of BATS.

The sections “Investment Policies: Non-U.S. Investments”, “Investment Policies: Brady Bonds” are amended to delete the references to BATS: Series S Portfolio, BATS: Series C Portfolio and BATS Series P Portfolio.

All tables and references to BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio under the sections “Portfolio Managers and Portfolio Transactions: Portfolio Managers”, “Portfolio Managers and Portfolio Transactions: Discretionary Compensation” and “Portfolio Transactions” are deleted.

The sections “Miscellaneous: Shareholder Ownership” and “Financial Statements” are deleted.

All other references to BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio are removed from the Statement of Additional Information.

For investors who have questions or are interested in receiving a prospectus for the BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and/or BATS: Series S Portfolio, please contact BlackRock at (800) 882-0052.

Code: PRO&SAI-BATS-0109SUP